Average Annual Total Returns (Invesco V.I. Basic Value Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Aug. 31, 2001
1 Year	15.08%
5 Years	2.29%
Since Inception	3.09%
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Value Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Aug. 31, 2001
1 Year	15.51%
5 Years	1.28%
Since Inception	4.11%
Lipper VUF Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper VUF Large-Cap Value Funds Index:
Inception Date	Aug. 31, 2001
1 Year	13.75%
5 Years	1.35%
Since Inception	3.04%
Series II shares, Invesco V.I. Basic Value Fund
Average Annual Total Returns
Label	Series II shares: Inception (09/10/01)
Inception Date	Sep. 10, 2001
1 Year	6.94%
5 Years	(2.75%)
Since Inception	0.83%